Trading Liabilities	6 Months Ended
Jun. 30, 2018
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Trading Liabilities

17. TRADING LIABILITIES

	30 June 2018 £m	31 December 2017 £m
Securities sold under repurchase agreements	5,612	25,504
Short positions in securities and unsettled trades	190	3,694
Cash collateral associated with trading balances	2,573	1,911
	8,375	31,109

Balances at 30 June 2018 exclude liabilities relating to our ring-fencing plans that have either transferred outside the Santander UK group, or whose transfer is considered highly probable at the balance sheet date and have therefore been reclassified as held for sale. For more details see Note 26 and Note 27.